Related-party transactions	12 Months Ended
Dec. 31, 2021
Related-party Transactions
Related-party transactions

37.	Related-party transactions

The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors in accordance with the Company’s by-laws.

In order to ensure the goals of the Company are achieved and to align them with transparency of processes and corporate governance best practices, this policy guides Petrobras while entering into related-party transactions and dealing with potential conflicts of interest on these transactions, based on the following assumptions and provisions:

•	Competitiveness: prices and conditions of services compatible with those practiced in the market;
•	Compliance: adherence to the contractual terms and responsibilities practiced by the Company;
•	Transparency: adequate reporting of the agreed conditions, as well as their effects on the company's financial statements;
•	Fairness: establishment of mechanisms that prevent discrimination or privileges and the adoption of practices that ensure the non-use of privileged information or business opportunities for the benefit of individuals or third parties; and
•	Commutability: arm’s length basis.

The Audit Committee must approve in advance transactions between the Company and the Brazilian Federal Government, including its agencies or similar bodies; Petros Foundation; Petrobras Health Association; controlled and associated entities (including entities controlled by its associates); and entities controlled by key management personnel or by their close family members, taking into account the materiality established by this policy. The Audit Committee (CAE) reports monthly to the Board of Directors.

Transactions with the Brazilian Federal Government, including its agencies or similar bodies and controlled entities (the latter when classified as out of the Company's normal course of business by the CAE), which are under the scope of Board of Directors approval, must be preceded by the CAE and Minority Shareholders Committee assessment and must have prior approval of, at least, 2/3 of the board members.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

37.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		12.31.2021		12.31.2020

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
BR Distribuidora, current Vibra Energia	−	−	196	39
Natural Gas Transportation Companies	−	−	74	191
State-controlled gas distributors (joint ventures)	255	42	225	68
Petrochemical companies (associates)	26	12	17	9
Other associates and joint ventures	104	13	152	120
Subtotal	385	67	664	427
Brazilian government – Parent and its controlled entities
Government bonds	1,446	-	1,632	-
Banks controlled by the Brazilian Government	8,417	1,267	7,676	3,707
Receivables from the Electricity sector	−	−	205	−
Petroleum and alcohol account - receivables from the Brazilian Government	506	-	482	-
Brazilian Federal Government - dividends	2	−	2	−
Others	26	54	38	47
Subtotal	10,397	1,321	10,035	3,754
Pension plans	51	61	52	65
Total	10,833	1,449	10,751	4,246
Current	2,110	315	2,663	1,225
Non-Current	8,723	1,134	8,088	3,021
Total	10,833	1,449	10,751	4,246

The income/expenses of significant transactions are set out in the following table:

	2021	2020	2019
Joint ventures and associates
BR Distribuidora, current Vibra Energia	7,936	11,038	7,242
Natural Gas Transportation Companies	(308)	(1,478)	(1,858)
State-controlled gas distributors (joint ventures)	2,410	1,723	2,812
Petrochemical companies (associates)	3,553	2,769	2,926
Other associates and joint ventures	418	265	208
Subtotal	14,009	14,317	11,330
Brazilian government – Parent and its controlled entities
Government bonds	64	41	107
Banks controlled by the Brazilian Government	(157)	(456)	(652)
Receivables from the Electricity sector	131	72	300
Petroleum and alcohol account - receivables from the Brazilian Government	58	235	8
Brazilian Federal Government - dividends	31	(4)	(4)
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(139)	(135)	(110)
Others	(34)	(15)	(130)
Subtotal	(46)	(262)	(481)
Pension plans	−	(177)	−
Total	13,963	13,878	10,849
Revenues, mainly sales revenues	14,672	16,202	13,748
Purchases and services	(494)	(2,074)	(2,591)
Income (expenses)	(315)	(93)	−
Foreign exchange and inflation indexation charges, net	(59)	(102)	(395)
Finance income (expenses), net	159	(55)	87
Total	13,963	13,878	10,849

On December 29, 2021, the Company signed five new contracts with the associate Braskem for the sale and purchase of petrochemical products. These contracts amount to US$ 7.5 billion, equivalent to the remaining values of the prior contracts that were canceled. The new contracts are effective from January 1, 2022 with maturities between May 2026 and December 2029.

Information on the precatories (judicialized debts from the Brazilian Federal Government) issued in favor of the Company arising from the petroleum and alcohol accounts is disclosed in note 13.1.

The liability related to pension plans of the Company's employees and managed by the Petros Foundation, including debt instruments, is presented in note 17.

Petrobras agreement with Amazonas Energia

On April 7, 2021, Petrobras and its subsidiaries Breitener Tambaqui S.A. and Breitener Jaraqui S.A. signed a legal agreement with Amazonas Energia S.A. (debtor) and Centrais Elétricas Brasileiras S.A. - Eletrobras (jointly responsible), in the amount of US$ 77 (R$ 438 million), for the receipt of amounts relating to seven lawsuits, which will be suspended until the full settlement of the negotiated credits. The debt will be settled in 60 installments updated based on 124.75% of the CDI interest rate, from January 18, 2021 until full settlement.

The signing of the agreement generated a positive effect on the Company’s statement of income in the second quarter of 2021 of US$ 59 (R$ 329 million), net of tax effects, since these receivables had already been written-off in previous years. In November 2021, the Company sold its entire interest in Breitener as set out in explanatory note 31.

37.2.	Compensation of key management personnel

The criteria for compensation of employees and officers are established based on the relevant labor legislation and the Company’s Positions, Salaries and Benefits Plan (Plano de Cargos e Salários e de Benefícios e Vantagens).

The compensation of employees (including those occupying managerial positions) and officers in December 2021 and December 2020 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	2021	2020
Lowest compensation	678	614
Average compensation	3,775	3,617
Highest compensation	19,220	18,799
Compensation of highest paid Petrobras officer	21,642	20,700

The total compensation of Executive Officers and Board Members of Petrobras is set out as follows:

		Jan-Dec/2021			Jan-Dec/2020
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	2.6	0.1	2.7	2.8	0.1	2.9
Social security and other employee-related taxes	0.7	−	0.7	0.9	−	0.9
Post-employment benefits (pension plan)	0.3	−	0.3	0.2	−	0.2
Variable compensation	2.5	-	2.5	2.4	-	2.4
Benefits due to termination of tenure	0.6	-	0.6	0.1	-	0.1
Total compensation recognized in the statement of income	6.7	0.1	6.8	6.4	0.1	6.5
Total compensation paid (*)	6.0	0.1	6.1	4.8	−	4.8
Average number of members in the period (**)	9.00	10.58	19.58	9.00	10.00	19.00
Average number of paid members in the period (***)	9.00	4.50	13.50	9.00	4.42	13.42
(*) The variable compensation (PPP) paid to management is included in the Executive Officers columns.
(**) Monthly average number of members.
(***) Monthly average number of paid members.

In 2021, expenses related to compensation of the board members and executive officers of Petrobras amounted to US$ 15 (US$ 14 for the same period of 2020).

On April 14, 2021, the Company’s Annual Shareholders’ Meeting set the threshold for the overall compensation for executive officers and board members at US$ 8 (R$ 47.06 million) from April 2021 to March 2022.

The compensation of the Advisory Committees to the Board of Directors is separate from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Audit Committee or Audit Committee of Petrobras and its subsidiaries are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 544 thousand for the year ended December 31, 2021 (US$ 642 thousand with tax and social security costs). For the same period of 2020, the total compensation concerning these members was US$ 441 thousand (US$ 529 thousand with tax and social security costs).

The Variable Compensation Program for Executive Officers is subject to compliance with prerequisites and performance indicators. The variable remuneration to be paid changes according to the percentage of goals achievement and its payment is deferred in 5 years.

In 2021, the Company provisioned US$ 3 referring to the Performance Award Program – PPP 2021 for Executive Directors.

Exemption from damage (indemnity)

The company's bylaws establishes the obligation to indemnify and keep the officers without losses, members with statutory functions and other employees and agents that legally act through officers’ delegation, so as to cope with certain expenses due to claims, inquiries, investigations and administrative, arbitration or judicial proceedings in Brazil or in any other jurisdiction, which aim to impute any responsibility for regular acts of management performed exclusively in the exercise of its activities since the date of your possession or since the beginning of the contractual relation with the Company.

The first period of the agreement coverage began on December 18, 2018 and continues until the occurrence of the following events, whichever comes last: (i) the end of the fifth (5th) year following the date on which the beneficiary leave, for any reason, to exercise the mandate, function or position; (ii) the course of the time required in transit of any Process in which the Beneficiary is partly due to the practice of Regular Management Act; or (iii) the course of the limitation period according to law to events that can generate the obligations of indemnification by the Company, including, but not limited to, the criminal statute applicable deadline, even if such period is applied by administrative authorities. The maximum exposure established by the company (global limit for all eventual claims) until March 24, 2020 is US$ 500.

The second period of the agreement coverage began on April 25, 2020 and continues until the occurrence of the same kind of events of the first period. The maximum exposure established by the company (global limit for all eventual claims) until March, 2022 is US$ 300.

Indemnity agreements shall not cover: (i) acts covered under Directors and Officers (D&O) insurance policy purchased by the Company, as formally recognized and implemented by the insurance company; (ii) acts outside the regular exercise of the duties or powers of the Beneficiaries; (iii) acts in bad faith act, malicious acts, fraud or serious fault on the part of the Beneficiaries; (iv) self-interested acts or in favor of third parties that damage the company’s social interest; (v) obligation to pay damages arising from social action according to article 159 of Law 6,404/76 or reimbursement of the damages according to art. 11, § 5°, II of Law 6,385/76; (vi) other cases provided for in the indemnity contract; (vii) other cases where a manifest conflict of interest with the company is established. It is worth noting that after a final unappealable decision, if it is proved that the act performed by the beneficiary is not subject to indemnification, the beneficiary is obligated to return the advanced amounts to the company. Petrobras will have no obligation to indemnify the Beneficiaries for loss of profits, loss of business opportunity, interruption of professional activity, moral damages or indirect damages.

In case of potential conflicts of interest, the Company may hire outside professionals, with a principled, impartial and independent reputation and with a strong experience to evaluate eventual indemnity lawsuits, verifying whether or not the act will be covered. In addition, the beneficiary of an indemnity agreement would be prevented from attending meetings or discussions concerning the payment approval of his or her own expenses.